CONSOLIDATED STATEMENT OF CASH FLOW ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENT OF CASH FLOW
Net cash flows from operating activities	$ 2,280,666	¥ 14,881,346	¥ 12,491,673	¥ 13,021,676
Investing activities
Purchases of property, plant and equipment	(772,245)	(5,038,896)	(9,050,859)	(6,748,212)
Purchase of other financial assets measured at fair value	(1,075,862)	(7,020,000)	(3,500,700)
Purchases of investment properties			(44,063)
Purchases of intangible assets				(103,304)
Purchase of land use rights				(2,838)
Proceeds from disposal of property, plant and equipment	235,138	1,534,275	1,132,847	564,791
Proceeds from disposal of a joint venture and an associate			367,867	30,816
Proceeds from disposal of subsidiaries, net of cash	6,576	42,910	23,797
Proceeds from disposal of other financial assets measured at fair value	1,717,668	11,207,783	2,155	198,000
Proceeds from disposal of intangible assets	42,562	277,715	5,764
Proceeds from disposal of right-of-use assets	2,317	15,118
Proceeds from disposal and deemed disposal of subsidiaries and business, net of cash				6,558
Investments in joint ventures	(664)	(4,333)	(50,000)	(90,000)
Investments in associates	(1,145)	(7,473)	(2,653,244)	(266,300)
Dividend from other financial assets measured at fair value	12,689	82,794	97,775	109,914
Dividends received from associates and joint ventures	49,519	323,109	236,708	327,983
Change in deposit of futures contracts	(8,606)	(56,156)	(67,253)	(13,288)
Asset-related government grants received	7,289	47,558	103,373	167,314
Investment income from other financial assets measured at fair value	80,418	524,726
Loans repaid by related parties				32,215
Proceeds from acquisition of subsidiaries, net of cash	566	3,690		255,650
Net cash flows (used in)/generated from investing activities	296,220	1,932,820	(13,395,833)	(5,530,701)
Financing activities
Repayments of short-term bonds and mid-term notes	(4,695,604)	(30,638,813)	(22,400,000)	(21,815,000)
Repayments of short-term and long-term bank borrowings and other loans	(6,607,120)	(43,111,460)	(66,105,388)	(70,560,667)
Repayments of gold leasing arrangement	(1,060,821)	(6,921,860)	(1,607,905)	(7,519,283)
Cash consideration paid for business combination under common control			(237)	(373,495)
Proceeds from a gold leasing arrangement			6,921,860	2,323,105
Proceeds from issuance of short-term bonds and medium-term notes	3,969,349	25,900,000	37,974,402	13,185,034
Proceeds from sale and leaseback finance leases, net of deposit and transaction costs				1,204,843
Drawdown of short-term and long-term bank borrowings and other loans	7,053,089	46,021,404	40,669,197	76,899,591
Senior perpetual securities' distribution paid	(64,585)	(421,416)	(352,648)	(410,548)
Capital injection from non-controlling shareholders	30,234	197,276	711,114	837,621
Capital injection from the parent company to the entity acquired under common control				69,885
Share issue cost			(51,678)
Principal portion of lease payments	(267,924)	(1,748,202)	(3,032,106)
Finance lease instalment paid				(3,915,404)
Dividends paid by subsidiaries to non-controlling shareholders	(54,611)	(356,340)	(222,930)	(327,645)
Interest paid	(561,644)	(3,664,725)	(4,467,803)	(5,445,120)
Repayments of senior perpetual securities	(306,513)	(2,000,000)		(2,417,758)
Purchase of non-controlling interests				(3,765)
Instalment payment of bonds issuance expenses	(4,488)	(29,285)	(9,913)
Proceeds from issuance of perpetual securities	153,257	1,000,000	1,500,000	1,988,000
Net cash flows used in financing activities	(2,417,381)	(15,773,421)	(10,474,035)	(16,280,606)
Net increase/(decrease) in cash and cash equivalents	159,505	1,040,745	(11,378,195)	(8,789,631)
Cash and cash equivalents at beginning of year	1,192,161	7,778,853	19,135,843	27,868,110
Effect of foreign exchange rate changes, net	(13,548)	(88,401)	21,205	57,364
Cash and cash equivalents at December 31	$ 1,338,118	¥ 8,731,197	¥ 7,778,853	¥ 19,135,843